INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Components of earnings before income taxes [Abstract]
U.S.	$ 645,316	$ 308,167	$ 220,532
Foreign	81,020	32,816	20,142
Total.	$ 726,336	$ 340,983	$ 240,674